INCOME TAX AND DEFERRED TAX ASSETS - Significant Components of Company's Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Deferred tax items
Accounts receivable, net	$ 13,282	$ 3,869
Accrued expenses		27,860
Loss carryforward	24,170
Valuation allowance	(6,923)	(6,839)
Deferred tax assets, net	$ 30,529	$ 24,890